Cover	Sep. 28, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-38182
Entity Registrant Name	EASTSIDE DISTILLING, INC.
Entity Central Index Key	0001534708
Entity Tax Identification Number	20-3937596
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2321 NE Argyle Street
Entity Address, Address Line Two	Unit D
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97211
City Area Code	(971)
Local Phone Number	888-4264
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	EAST
Security Exchange Name	NASDAQ
Title of 12(g) Security	Common Stock, $0.0001 par value
Entity Emerging Growth Company	false